Prepayment and Deposits (Tables)	12 Months Ended
Jun. 30, 2024
Prepayment and Deposits [Abstract]
Schedule of Prepayment and Deposits Net	Prepayment and deposits, net included the following:
	As of June 30,
	2023	2024
	HKD	HKD	US$
Prepayment	$125,938	$268,156	$34,343
Deposits	76,600	77,600	9,938
Total prepayment and deposits	$202,538	$345,756	$44,281